Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Basis of presentation
Basis of presentation
The interim condensed consolidated financial statements of the Group as of June 30, 2022 and for the three and six months ended June 30, 2022 and 2021 have been prepared in accordance with International Accounting Standard 34 (“Interim Financial Reporting”), as issued by the International Accounting Standards Board (“IASB”).
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2021, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, taking into account the recommendations of the International Financial Reporting Standards Interpretations Committee (“IFRS IC”).
The interim condensed consolidated financial statements are presented in Euros. Amounts are stated in thousands of Euros, unless otherwise indicated.
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2021. The new and amended standards and interpretations applicable
for the first time as of January 1, 2022, as disclosed in the notes to the consolidated financial statements for the year ended December 31, 2021, had no impact on the interim condensed consolidated financial statements of the Group for the three and six months ended June 30, 2022.
The Group reported basic and diluted earnings per share. Basic earnings per share are calculated by dividing the net profit or loss by the weighted-average number of ordinary shares outstanding for the reporting period. Diluted earnings per share for the six months ended June 30, 2022, are calculated by adjusting the weighted-average number of ordinary shares outstanding for any dilutive effects resulting from equity awards granted to the Board and employees of the Group as well as from publicly traded Immatics Warrants. The Group’s equity awards and Immatics Warrants for which the exercise price is exceeding the Groups weighted average share price for the six months ended June 30, 2022, are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares. The Group was loss-making during the three months ended June 30, 2022 as well as during the three and six months ended June 30, 2021, therefore all instruments are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares outstanding, including the outstanding equity awards and the 7,187,500 Immatics Warrants issued in 2020 and outstanding as of June 30,
2022.
The
Group determined its revenue recognition policies related to the new collaboration agreements signed during the six
months ended June 30, 2022. Refer to section within the Note 2 for further details regarding the accounting treatment and significant estimates by the Group applied in connection with the determination of the accounting treatment of the collaboration agreements.